Note 11 - Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, options	7,583,439	6,644,542
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, restricted share units	128,944
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under convertible debentures	16,327,598	16,327,598